SHAREHOLDERS' EQUITY (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Unrealized loss on marketable securities	[1]	$ (284,000)	$ (125,000)
Currency translation adjustment		(275,000)	(177,000)	$ 25,000
Unrealized gain (loss) from cash flow hedge	[2]	88,000	238,000	(90,000)
Accumulated other comprehensive loss		(471,000)	(64,000)	(65,000)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues		50,391,000	47,103,000	$ 64,975,000
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) from cash flow hedge		108,000	60,000
Revenues		$ 939,000	$ 470,000

[1]	In the year ended December 31, 2015, an amount of $108,000 in respect of unrealized loss from marketable securities was reclassified from accumulated other comprehensive income into financial expenses.
[2]	In the year ended December 31, 2014, amounts of $60,000 and $470,000 in respect of unrealized gain (loss) from cash flow hedge were reclassified from accumulated other comprehensive income into financial income and revenues, respectively.